Restructuring, Impairment and Other Charges - Narrative (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) Employee Facility	Dec. 31, 2015 USD ($) Employee Facility	Dec. 31, 2014 USD ($) Employee Facility
Restructuring Cost And Reserve [Line Items]
Employee termination costs	$ 8	$ 20	$ 5
Number of employees used to determine employee termination costs | Employee	222	766	96
Other Restructuring Charges	$ 7	$ 7	$ 8
Impairment charges, net		8	2
Goodwill impairment non-cash charges	$ 0	$ 0	$ 100
Termination Two
Restructuring Cost And Reserve [Line Items]
Number of employees who were terminated as of date | Employee	64
Termination One
Restructuring Cost And Reserve [Line Items]
Number of employees who were terminated as of date | Employee		536
Print
Restructuring Cost And Reserve [Line Items]
Number of facilities closed | Facility	1	2	1